Consolidated Balance Sheets (Parenthetical) - € / shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, shares authorized (in shares)	540,000,000
Common stock, nominal value (in EUR per share)	€ 1.04
Common stock, shares authorized (in shares)	1,200,000,000
Common stock, shares issued (in shares)	911,281,920	911,281,920
Common stock, shares outstanding (in shares)	898,175,408	902,771,081	903,865,763